SoFi Web 3 ETF

SCHEDULE OF INVESTMENTS at November 30, 2022 (Unaudited)

		Shares	Value
Common Stocks - 99.3%
Biotechnology - 1.9%
Exscientia PLC - ADR (1)		2,438	$13,896

Commercial Services - 7.8%
Bakkt Holdings, Inc. - Class A (1)(2)		9,595	16,983
Block, Inc. - Class A (1)		172	11,656
Marathon Digital Holdings, Inc. (1)		2,145	13,556
PayPal Holdings, Inc. (1)		43	3,372
Riot Blockchain, Inc. (1)(2)		2,226	10,351
			55,918
Computers - 12.7%
Apple, Inc.		134	19,836
TaskUS, Inc. - Class A (1)		377	7,416
TELUS International CDA, Inc. (1)		1,044	21,755
Vuzix Corp. (1)		10,160	42,367
			91,374
Diversified Financial Services - 9.0%
Argo Blockchain PLC (1)		61,927	4,056
Coinbase Global, Inc. - Class A (1)(2)		332	15,183
Galaxy Digital Holdings Ltd. (1)(2)		1,760	5,595
SBI Holdings, Inc.		1,970	36,961
Upstart Holdings, Inc. (1)		137	2,678
			64,473
Electronics - 4.0%
Kopin Corp. (1)		17,503	28,355

Entertainment - 8.6%
AMC Entertainment Holdings, Inc. (1)(2)		2,233	16,144
DraftKings, Inc. - Class A (1)		2,968	45,470
			61,614
Internet - 22.0%
1stdibs.com, Inc. (1)		5,853	35,235
Alphabet, Inc. - Class A (1)		384	38,780
Amazon.com, Inc. (1)		236	22,783
Meta Platforms, Inc. - Class A (1)		208	24,565
Overstock.com, Inc. (1)		311	8,279
Robinhood Markets, Inc. - Class A (1)		2,523	24,196
Snap, Inc. - Class A (1)		404	4,165
			158,003
Real Estate - 1.9%
eXp World Holdings, Inc. (2)		1,054	13,776

Retail - 4.8%
GameStop Corp. (1)		1,313	34,414

Semiconductors - 12.7%
CEVA, Inc. (1)		190	5,162
Himax Technologies, Inc. - ADR		3,426	25,250
Intel Corp.		430	12,930
NVIDIA Corp.		284	48,061
			91,403
Software - 10.8%
HIVE Blockchain Technologies Ltd. (1)		6,315	13,229
ROBLOX Corp. - Class A (1)		581	18,458
Unity Software, Inc. (1)		454	17,938
Veritone, Inc. (1)		3,789	25,538
WiMi Hologram Cloud, Inc. - Class A - ADR (1)		2,812	2,136
			77,299
Toys, Games & Hobbies - 3.1%
Funko, Inc. - Class A (1)		1,717	16,312
Vinco Ventures, Inc. (1)		8,253	5,534
			21,846
Total Common Stocks
(Cost $808,833)			712,371

Preferred Stocks - 0.3%
Commercial Services - 0.3%
AMC Entertainment Holdings, Inc.
12/31/2049 (2)(4)		2,209	2,146
Total Preferred Stocks
(Cost $5,915)			2,146

Short-Term Investments - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund, Class X, 3.668% (3)		2,003	2,003
Total Money Market Funds
(Cost $2,003)			2,003

Investments Purchased with Collateral from Securities Lending - 9.5%
Mount Vernon Liquid Assets Portfolio, LLC, 4.070% (3)		68,138	68,138
Total Investments Purchased with Collateral from Securities Lending
(Cost $68,138)			68,138

Total Investments in Securities - 109.4%
(Cost $884,889)			784,658
Liabilities in Excess of Other Assets - (9.4)%			(67,473)
Total Net Assets - 100.0%			$717,185

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)
This security or a portion of this security was out on loan as of November 30, 2022. Total loaned had a value of $63,251 or 8.8% of net assets as of November 30, 2022. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	The rate shown is the annualized seven-day effective yield as of November 30, 2022.
(4)	Zero coupon security.

Summary of Fair Value Exposure at November 30, 2022 (Unaudited)

The SoFi Web 3 ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2022:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$712,371	$–	$–	$712,371
Preferred Stocks (1)	–	2,146	–	–	2,146
Short-Term Investments	–	2,003	–	–	2,003
Investments Purchased With Collateral From Securities Lending (2)	68,138	–	–	–	68,138
Total Investments in Securities	$68,138	$716,520	$–	$–	$784,658

(1) See Schedule of Investment for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.